Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2014		4,000,000	2,000,000	74,800,000
Balance at Dec. 31, 2014				$ 8	$ 858,665	$ (56,134)	$ 103	$ 802,642
Net income:							143,764	143,764
- Preferred stock Series D issuance (in shares)	4,000,000
- Preferred stock Series D issuance					96,850			96,850
- Preferred stock Series D expenses					(234)			(234)
- Issuance of common stock (Notes 3 and 14) (in shares)				598,400
- Issuance of common stock (Notes 3 and 14)					8,623			8,623
- Dividends - Common stock							(86,280)	(86,280)
- Dividends - Preferred stock							(13,340)	(13,340)
- Other comprehensive income (loss)						11,485		11,485
Balance (in shares) at Dec. 31, 2015	4,000,000	4,000,000	2,000,000	75,398,400
Balance at Dec. 31, 2015				$ 8	963,904	(44,649)	44,247	963,510
Net income:							81,702	81,702
- Issuance of common stock (Notes 3 and 14) (in shares)				15,026,481
- Issuance of common stock (Notes 3 and 14)				$ 1	93,847			93,848
- Dividends - Common stock							(73,470)	(73,470)
- Dividends - Preferred stock							(21,063)	(21,063)
- Other comprehensive income (loss)						30,225		30,225
- Issuance of common stock - expenses (Notes 3 and 14)					(328)			(328)
Balance (in shares) at Dec. 31, 2016	4,000,000	4,000,000	2,000,000	90,424,881
Balance at Dec. 31, 2016				$ 9	1,057,423	(14,424)	31,416	1,074,424
Net income:							72,876	72,876
- Issuance of common stock (Notes 3 and 14) (in shares)				17,781,104
- Issuance of common stock (Notes 3 and 14)				$ 2	118,663			118,665
- Dividends - Common stock							(39,506)	(39,506)
- Dividends - Preferred stock							(21,063)	(21,063)
- Other comprehensive income (loss)						13,455		13,455
- Issuance of common stock - expenses (Notes 3 and 14)					(312)			(312)
Balance (in shares) at Dec. 31, 2017	4,000,000	4,000,000	2,000,000	108,205,985
Balance at Dec. 31, 2017				$ 11	$ 1,175,774	$ (969)	$ 43,723	$ 1,218,539